Summary of Significant Accounting Policies and Recent Accounting Pronouncements, Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis of presentation
Number of wireless connections		5,100,000
Wireline and Cable connections		1,200,000
Goodwill, Impairment Loss		$ 262
Service		3,979	$ 4,050	$ 4,356
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		80	85	95
Advertising costs		228	263	268
Adoption Effect
Basis of presentation
Cumulative effect of change in retained earnings due to adoption of new accounting pronouncement		175
Franchise rights
Basis of presentation
Franchise Rights, Impairment Loss		$ 0	0
U.S. Cellular
Basis of presentation
TDS ownership of U.S. Cellular		83.00%
Goodwill, Impairment Loss	$ 227	$ 227	0
Long-Lived Assets, Impairment Loss		0	0
Agent liability		61	57
Service		2,978	3,081	3,384
U.S. Cellular | Licenses
Basis of presentation
Franchise Rights, Impairment Loss		0	0
U.S. Cellular | Loyalty Rewards Program
Basis of presentation
Service				58
TDS Telecom HMS
Basis of presentation
Goodwill, Impairment Loss	$ 35	35	0
Service		$ 111	$ 119	$ 117